Taxes - Schedule of Changes in Balance of Tax Loss Carryforwards (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Balance at beginning of the period	$ 29,941	$ 29,487
Derecognized	(377)	(306)
Additions	7,194	4,124
Usage of tax losses	(2,947)	(1,385)
Translation effect of beginning balances	(1,275)	(1,979)
Balance at end of the period	$ 32,536	$ 29,941